Investment Risks - BlackRock Daily Reinvestment Stablecoin Reserve Vehicle	Jul. 30, 2026
Blockchain Technology Risk [Member]
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Blockchain Technology Risk — Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer, and recordkeeping of OnChain Shares on a blockchain, and these risks may not fully emerge until the technology becomes more widely used. Transactions in OnChain Shares on the blockchain are subject to associated risks including regulatory, technical, operational, privacy and security risks. Neither the Fund nor BlackRock provides any warranty or guarantee relating to the integrity or functionality of any shareholder’s blockchain wallet or such shareholder’s ability to execute transactions on the blockchain.

Treasury Obligations Risk [Member]
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Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own OnChain Shares. In addition, notwithstanding that U.S. Treasury obligations are backed by the full faith and credit of the United States, circumstances could arise that could prevent the timely payment of interest or principal, such as reaching the legislative “debt ceiling.” Such non‑payment could result in losses to the Fund and substantial negative consequences for the U.S. economy and the global financial system.

Repurchase Agreements Risk [Member]
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Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

Credit Risk [Member]
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Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will be unable or unwilling to make timely payments of interest and principal when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

Experience with Digital Securities [Member]
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Experience with Digital Securities — The Fund is one of the few registered funds to issue OnChain Shares in the form of digital securities. Given the novel nature of such digital asset security issuance in this format, the Fund and BlackRock are to be considered as having limited experience using blockchain technology to maintain records and facilitate transactions in the interests of a registered fund that issues digital securities. Accordingly, there may be an increased risk of errors (potentially including unauthorized transactions) involving OnChain Shares. Any such errors or unauthorized transactions could adversely affect the Fund. Neither BlackRock nor the Fund shall be responsible or liable for any losses resulting from errors or unauthorized transactions involving OnChain Shares.

Income Risk [Member]
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∎	Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Market Risk and Selection Risk [Member]
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Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Blockchain Regulatory Risk [Member]
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Blockchain Regulatory Risk — The regulation of digital assets (such as OnChain Shares) and related products and services continues to evolve, may take many different forms and will, therefore, impact digital assets and their usage in a variety of manners. Ongoing and future regulatory actions with respect to digital assets could alter, perhaps to a materially adverse extent, the nature of an investment in OnChain Shares, the ability of shareholders to engage in transactions in OnChain Shares or the ability of the Fund to continue to operate.

Stablecoin Regulatory Risk [Member]
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Stablecoin Regulatory Risk — The Fund intends to operate such that its OnChain Shares will be “eligible reserve assets” for payment stablecoin issuers under a U.S. law enacted in July 2025 designed to establish a framework for regulation of such issuers and any regulation adopted thereunder (the “GENIUS Act”). The Fund’s status as an eligible reserve asset under the GENIUS Act is a product of its structure as a government money market fund operating in accordance with Rule 2a-7 under the 1940 Act and investing exclusively in Treasury Instruments with a maturity of 93 days or less and overnight repurchase agreements secured by such instruments. If the GENIUS Act or regulations adopted thereunder were to impose requirements with which the Fund cannot comply — for example, by limiting the types of permitted reserve assets in a manner that excludes shares of money market funds or by imposing operational or structural conditions that the Fund is unable to satisfy — payment stablecoin issuers that hold OnChain Shares as reserve assets could be required to redeem their holdings in the Fund in order to maintain compliance with applicable law. Such large-scale redemptions could adversely affect the Fund’s liquidity and net assets. In addition, under rules adopted or proposed by the Office of the Comptroller of the Currency (OCC), there may be limits on the percentage of a stablecoin issuer’s total reserve assets that may be held in any single investment product, which could limit the growth of the Fund. Additionally, various other aspects of the GENIUS Act remain unclear and subject to interpretation, and federal regulators, including the OCC and the U.S. Department of the Treasury, are developing implementing standards that have not been finalized as of the date of this Prospectus. Changes in, or new interpretations of, the GENIUS Act or related rules could affect the types of instruments the Fund is permitted to hold under that framework or the methods by which the Fund implements its investment strategy, including operational processes tied to its permissioned use of public blockchains for OnChain Shares. These developments could require the Fund to adjust portfolio holdings or modify operational practices and could adversely affect the Fund or its shareholders.

Risk of Investing in the United States [Member]
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Risk of Investing in the United States — Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Stable Net Asset Value Risk [Member]
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Stable Net Asset Value Risk — The Fund may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

When Issued and Delayed Delivery Securities and Forward Commitments Risk [Member]
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When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Interest Rate Risk [Member]
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Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own OnChain Shares. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates during a period of low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

Risk Lose Money [Member]
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Risk [Text Block]	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmentagency.
Risk Money Market Fund May Not Preserve Dollar [Member]
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Risk [Text Block]	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Money Market Fund Sponsor May Not Provide Support [Member]
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Risk [Text Block]	The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.